Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2014
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2013 and 2014 consists of the following:

	Millions of yen
	2013	2014
Total Minimum lease payments to be received	¥1,167,170	¥1,282,872
Less : Estimated executory costs	(60,802)	(61,723)
Minimum lease payments receivable	1,106,368	1,221,149
Estimated residual value	27,141	27,351
Initial direct costs	5,212	5,157
Unearned lease income	(149,341)	(159,584)

	¥989,380	¥1,094,073

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2014, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2015	¥407,807
2016	286,155
2017	199,129
2018	119,182
2019	66,361
Thereafter	142,515

Total	¥1,221,149